Restructuring and Other Termination Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring and other termination costs	$ 12	$ 38	$ 0
Restructuring and other termination costs, number of positions eliminated, period percent		13.00%
One-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and other termination costs	$ 12	$ 38